Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	485BPOS
Period End Date		dei_DocumentPeriodEndDate	Jul. 10, 2015
Registrant Name		dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
CIK		dei_EntityCentralIndexKey	0000915802
Amendment		dei_AmendmentFlag	false
Creation Date		dei_DocumentCreationDate	Jul. 10, 2015
Effective Date		dei_DocumentEffectiveDate	Jul. 10, 2015
Prospectus Date		rr_ProspectusDate	Jul. 10, 2015
ALPS | Metis Global Micro Cap Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	SUMMARY SECTION ALPS | METIS GLOBAL MICRO CAP FUND (THE “FUND”)
Investment objective:		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Fees and expenses of the fund:		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 11 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 37 of the Fund’s statement of additional information.

Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). For U.S. federal income tax purposes, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund was not in operation during the most recent fiscal year, no historical portfolio turnover information is available.

Expense Breakpoint Discounts		rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Example, heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2017. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeem your shares:

Expense Example, No Redemption, Narrative		rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy, Narrative		rr_StrategyNarrativeTextBlock

Metis Global Partners, LLC (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by investing primarily in equity securities of micro-cap companies located both within and outside of the United States. The Fund’s investments outside of the United States may include securities of companies located in emerging or frontier markets. The Sub-Adviser expects to construct the Fund’s portfolio based on the Sub-Adviser’s global knowledge of fundamental data and market inefficiencies, and will seek to position the portfolio in what the Sub-Adviser believes are undervalued segments of the Fund’s investment universe.

In assembling the Fund’s investment universe, the Sub-Adviser typically screens fundamental and pricing data and applies liquidity algorithms in order to seek to maintain a consistent quality of data in the decision making process. Securities are typically analyzed using a valuation model that assesses companies based on multiple factors and assigns each security a score based on the difference between the current price and value. The Sub-Adviser’s optimization process is value driven and takes into account the individual stocks, industries, sectors and countries.

The Sub-Adviser regards “micro-cap” companies to be those with market capitalizations typically between $50 million and $750 million. Under normal conditions, the Fund will invest at least eighty percent (80%) of its net assets plus borrowings for investment purposes in micro-cap companies, while the Fund overall will generally invest in companies located in at least five different countries, with forty percent (40%) or more of the Fund’s assets invested in non-U.S. companies. In determining the country in which a particular company is located, the Sub-Adviser may consider factors such as the location of the company’s headquarters, the location of the company’s assets, or the locations from which the company derives a substantial portion of its revenue. The Fund defines emerging and frontier markets as thosecountries currently excluded from the MSCI World Index of developed markets. These companies are typically domiciled in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.

Risk, Heading		rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk, Narrative		rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Micro-Cap Company Risk. The Fund expects to invest significantly in micro-capitalization stocks, which are often more volatile and less liquid than securities of larger companies. The frequency and volume of trading in securities of smaller companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to greater and more abrupt price fluctuations. In addition, smaller companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the risk may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.

Style Investing Risk. To the extent a fund focuses on a particular style of stocks (such as, in the case of the Fund, value stocks), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Value investing involves buying stocks that the Sub-Adviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, the valuation levels of value stocks are less than those of growth stocks. Because different types of stocks go in and out of favor with prevailing market and economic conditions, the Fund’s performance may be adversely affected when value stocks underperform.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Managed Portfolio Risk. The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

Market Risk. Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

New Fund Risk. The Fund was recently formed and therefore has limited performance history for investors to evaluate.

Please see “What are the Principal and Non-Principal Risks of Investing in the Fund?” for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

May Lose Money		rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Not Insured Depository Institution		rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative		rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund has not yet commenced operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance information will be available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Performance, One Year or Less		rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	866.759.5679
Performance, Availability at Web Site Address		rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
ALPS | Metis Global Micro Cap Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	METAX
Maximum sales charge (load) on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of exchange price or amount redeemed within 60 days of purchase)		rr_RedemptionFeeOverRedemption	(2.00%)
Management fees		rr_ManagementFeesOverAssets	1.25%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder services fees		rr_Component1OtherExpensesOverAssets	0.15%
Other Fund expenses		rr_Component2OtherExpensesOverAssets	0.51%
Subtotal		rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.16%
Fee waiver and/or expense reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements		rr_NetExpensesOverAssets	2.10%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 751
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	1,183
Expense Example, No Redemption, 1 YEAR		rr_ExpenseExampleNoRedemptionYear01	751
Expense Example, No Redemption, 3 YEARS		rr_ExpenseExampleNoRedemptionYear03	$ 1,183
ALPS | Metis Global Micro Cap Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	METCX
Maximum sales charge (load) on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fee (as a percentage of exchange price or amount redeemed within 60 days of purchase)		rr_RedemptionFeeOverRedemption	(2.00%)
Management fees		rr_ManagementFeesOverAssets	1.25%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder services fees		rr_Component1OtherExpensesOverAssets	0.25%
Other Fund expenses		rr_Component2OtherExpensesOverAssets	0.51%
Subtotal		rr_OtherExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.76%
Fee waiver and/or expense reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements		rr_NetExpensesOverAssets	2.70%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 373
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	850
Expense Example, No Redemption, 1 YEAR		rr_ExpenseExampleNoRedemptionYear01	373
Expense Example, No Redemption, 3 YEARS		rr_ExpenseExampleNoRedemptionYear03	$ 850
ALPS | Metis Global Micro Cap Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	METIX
Maximum sales charge (load) on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of exchange price or amount redeemed within 60 days of purchase)		rr_RedemptionFeeOverRedemption	(2.00%)
Management fees		rr_ManagementFeesOverAssets	1.25%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder services fees		rr_Component1OtherExpensesOverAssets	none
Other Fund expenses		rr_Component2OtherExpensesOverAssets	0.51%
Subtotal		rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.76%
Fee waiver and/or expense reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements		rr_NetExpensesOverAssets	1.70%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 173
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	548
Expense Example, No Redemption, 1 YEAR		rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 YEARS		rr_ExpenseExampleNoRedemptionYear03	$ 548

[1]	ALPS Advisors, Inc. (the "Adviser") has agreed to contractually to limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) fees, Shareholder Service Fees, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.70% of the Fund's average daily net assets. This agreement (the "Expense Agreement") is in effect through February 28, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the Expense Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this waiver without the approval of the Fund's Board of Trustees.